MINERAL PROPERTIES (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended	1 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Aug. 31, 2010 Columbus Project [Member] D	Feb. 29, 2008 Columbus Project [Member]	Feb. 20, 2008 Columbus Project [Member]	Feb. 19, 2008 Columbus Project [Member]	Jul. 31, 2011 Red Mountain Project [Member]	Dec. 31, 2012 Red Mountain Project [Member]	Jul. 20, 2011 Red Mountain Project [Member]	Jul. 31, 2011 Red Mountain Project [Member] Qualifying Expenditures [Member]	Jul. 31, 2011 Red Mountain Project [Member] Scenario, Forecast [Member]	Jul. 20, 2011 Red Mountain Project [Member] Scenario, Forecast [Member]	Jun. 30, 2013 Reclamation bonds [Member]	Dec. 31, 2012 Reclamation bonds [Member]	Jun. 30, 2013 Reclamation bonds [Member]	Jun. 30, 2012 Reclamation bonds [Member]	Jun. 30, 2013 Reclamation bonds [Member]	Jun. 30, 2012 Reclamation bonds [Member]	Sep. 30, 2012 Reclamation bonds [Member]	Sep. 30, 2011 Reclamation bonds [Member]	Dec. 31, 2011 Reclamation bonds [Member]	Jun. 30, 2013 Reclamation and remediation activities [Member]	Sep. 30, 2012 Reclamation and remediation activities [Member]	Dec. 31, 2011 Reclamation and remediation activities [Member]	Jun. 30, 2013 DDB Claims [Member]	Dec. 31, 2012 DDB Claims [Member]	Jun. 30, 2013 DDB Claims [Member] Scenario, Adjustment [Member]	Dec. 31, 2012 DDB Claims [Member] Scenario, Adjustment [Member]	Jul. 20, 2011 Maximum [Member] Red Mountain Project [Member]	Jul. 20, 2011 Minimum [Member] Red Mountain Project [Member]
Mineral Property, Interest Held											100.00%	15.00%		30.60%	30.60%			100.00%																	29.40%	0.10%
Net Smelter Return Royalty Percentage										5.00%			5.00%	5.00%																	2.00%	2.00%
Stock Issued During Period, Shares, Acquisitions										10,440,087
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued										5,220,059
Equity Issuance, Per Share Amount										$ 2.39
Payments to Acquire Property, Plant, and Equipment			$ 103,319	$ 166,180	$ 252,843	$ 118,558	$ 4,947,158	$ 5,050,477					$ 600,000			$ 2,000															$ 180,080	$ 180,080	$ 180,000	$ 180,000
Payments to Acquire Other Property, Plant, and Equipment																	200,000														10	10	80	80
Consecutive trading days									20
Other Commitment																															400,000	400,000
Mineral Property, Shares Issued, Value																	3,800,000
Trading Days																	20
Closing Price Over Exercise Price									150.00%
Cash bonding																			39,719	40,000					40,000
Restricted Investments																			1,179,941	1,186,681	1,179,941		1,179,941		1,186,681		1,193,567
Exceeded bonding requirements																			29,941	36,681	29,941		29,941		36,681		43,567
Other Comprehensive Income (Loss), Tax	1,778	(850)	2,547	1,648	2,596	(13,887)															(5,079)	2,433	(7,276)	(4,705)	(7,413)	39,674
Asset Retirement Obligation																												672,338	672,338	572,338
Payment to Maintain Buyout															8,000
Payments for Rent																															$ 220,000	$ 220,000